Equity-accounted investees - Shareholder Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Outstanding	$ 848,710	$ 1,085,562	$ 1,052,448
TI Asia Ltd
Disclosure of joint ventures [line items]
Facility size	0	75,343
Outstanding	0	75,343
Joint ventures
Disclosure of joint ventures [line items]
Facility size	0	75,343
Outstanding	0	75,343
Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Outstanding	0	75,343
Carrying value | Joint ventures
Disclosure of joint ventures [line items]
Outstanding	$ 0	$ 75,343
LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	1.15%